Promotion and Selling Expenses - Summary of Promotion and Selling Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Sales commissions	¥ 2,027	¥ 1,935		¥ 1,926
Ticket office expenses	3,173	3,160		2,875
Computer reservation services	892	835		777
Advertising and promotion	217	196		173
Others	727	755		553
Promotion and selling expenses	¥ 7,036	¥ 6,881	[1]	¥ 6,304	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).